Related- Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Related Party Transactions (Textual) [Abstract]
Business development			$ (0.9)
American Midstream, L.L.C [Member]
Related Party Transactions (Textual) [Abstract]
Administrative and Operational Service Expenses	3.3	3.1	10.3	9.3
Business development	$ (0.2)		$ (0.6)